Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 28, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 28, 2015
Document Effective Date	Dec. 28, 2015
Prospectus Date	Dec. 28, 2015
Convergence Market Neutral Fund | Convergence Market Neutral Fund - Institutional Class
Prospectus:
Trading Symbol	CPMNX